Significant judgments, estimates and assumptions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Significant Judgments Estimates And Assumptions
Significant judgments, estimates and assumptions

3. Significant judgments, estimates and assumptions

The preparation of these consolidated financial statements requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Such estimates primarily relate to unsettled transactions and events as at the date of the consolidated financial statements. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, revenues, and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions. Significant estimates and judgments made by management in the preparation of these consolidated financial statements are outlined below.

The assessment of the Company’s ability to execute its strategy by funding future working capital requirements involves judgment. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

(a)	Significant estimates and critical judgments

Information about significant estimates and critical judgements in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

Note 1	Going concern
Note 30	Expected credit losses
Note 21	Valuation of warrant liability
Note 6	Business acquisitions
Note 13 and 14	Goodwill and intangible assets
Note 23 and 24	Valuation of share-based payments
Note 20	Convertible debt
Note 26	Contingencies

(b)	Update on the effects of COVID-19

In December 2019, a novel strain of coronavirus (“COVID-19”) emerged and has since extensively impacted global health and the economic environment. To contain the spread of COVID-19, domestic and international governments around the world enacted various measures, including orders to close all businesses not deemed “essential,” quarantine orders for individuals to stay in their homes or places of residence, and to practice social distancing when engaging in essential activities. The Company anticipates that these actions and the global health crisis caused by COVID-19 will continue to negatively impact many business activities and financial markets across the globe.

In an effort to protect the health and safety of our employees, much of the Company’s workforce is currently working from home. The Company has implemented business continuity plans and has increased support and resources to enable employees to work remotely and thus far has been able to operate with minimal disruption.

The global COVID-19 pandemic remains an evolving situation. The Company will continue to actively monitor the developments of the pandemic and may take further actions that could alter business operations as may be required by federal, state, local, or foreign authorities, or that management determines are in the best interests of our employees, customers, partners and shareholders. It is not clear what effects any such potential actions may have on the Company’s business, including the effects on our employees, players and consumers, customers, partners, development and content pipelines, the Company’s reputation, financial condition, results of operations, revenue, cash flows, liquidity or stock price.

3. Significant judgments, estimates and assumptions

The preparation of these consolidated financial statements requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Such estimates primarily relate to unsettled transactions and events as at the date of the consolidated financial statements. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, revenues, and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions. Significant estimates and judgments made by management in the preparation of these consolidated financial statements are outlined below.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The assessment of the Company’s ability to execute its strategy by funding future working capital requirements involves judgment. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. There is a material uncertainty regarding the Company’s ability to continue as a going concern.

(a)	Significant estimates and critical judgments

Information about significant estimates and critical judgements in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

Note 1	Going concern
Note 30	Expected credit losses
Note 21	Valuation of warrant liability
Note 6	Business acquisitions
Note 12 and 13	Goodwill and intangible assets
Note 23 and 24	Valuation of share-based payments
Note 19	Convertible debt
Note 26	Contingencies

(b)	Uncertainty about the effects of COVID-19

In December 2019, a novel strain of coronavirus (“COVID-19”) emerged and has since extensively impacted global health and the economic environment. To contain the spread of COVID-19, domestic and international governments around the world enacted various measures, including orders to close all businesses not deemed “essential,” quarantine orders for individuals to stay in their homes or places of residence, and to practice social distancing when engaging in essential activities. The Company anticipates that these actions and the global health crisis caused by COVID-19 will continue to negatively impact many business activities and financial markets across the globe.

In an effort to protect the health and safety of our employees, much of the Company’s workforce is currently working from home. The Company has implemented business continuity plans and has increased support and resources to enable employees to work remotely and thus far has been able to operate with minimal disruption.

The global COVID-19 pandemic remains an evolving situation. The Company will continue to actively monitor the developments of the pandemic and may take further actions that could alter business operations as may be required by federal, state, local, or foreign authorities, or that management determines are in the best interests of our employees, customers, partners and shareholders. It is not clear what effects any such potential actions may have on the Company’s business, including the effects on our employees, players and consumers, customers, partners, development and content pipelines, the Company’s reputation, financial condition, results of operations, revenue, cash flows, liquidity or stock price.